Investments in equity method investee (Tables)	12 Months Ended
Dec. 31, 2015
Investments in equity method investee [Abstract]
Summary of financial information

As of
December 31,
2015
RMB

Total current assets	679
Total assets	679
Total current liabilities	19,596
Total liabilities	19,596

For Year Ended
December 31,
2015
RMB

Revenue	-
Loss from operations	40,559